Financial Liabilities at Fair Value through Profit or Loss - Schedule of Financial Liabilities at Fair Value Through Profit or Loss (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities mandatorily measured at fair value through profit or loss
Contingent consideration of acquisition of subsidiaries		$ 1,374,290
Convertible promissory note	5,133,000	5,670,000
Warrants	306,544	824,797
Financial liabilities mandatorily measured at fair value through profit or loss, Current	5,439,544	7,869,087
Convertible promissory note		1,431,000
Financial liabilities mandatorily measured at fair value through profit or loss, Non-Current	$ 5,439,544	$ 9,300,087